Leasing Arrangements - Finance Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Depreciation and amortization	$ 4	$ 5	$ 5
Interest expense	4	4	5
Total	$ 8	$ 9	$ 10